SCHEDULE OF OPERATING SEGMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Revenues	$ 9,351	[1],[2]	$ 2,685	$ 1,068
Segment operational loss (gain)	16,702	[1],[2]	9,162	2,676
Loss on revaluation of warrant liability	254	[1],[2]	30,895	3,228
Finance expense, net	1,391	[1],[2]	91	32
Tax expenses		[1],[2]	142	17
Loss	18,347	[1],[2]	40,290	5,953
Segment assets	12,694		14,131
Segment liabilities	9,805		3,224
External [member]
IfrsStatementLineItems [Line Items]
Revenues	9,351	[1],[2]	2,685	1,068
Precision metal parts [member]
IfrsStatementLineItems [Line Items]
Revenues	3,958
Segment operational loss (gain)	761
Segment assets	2,741
Segment liabilities	3,575
Precision metal parts [member] | External [member]
IfrsStatementLineItems [Line Items]
Revenues	3,958
Advanced engineering [member]
IfrsStatementLineItems [Line Items]
Revenues	1,705		1,935	1,068
Segment operational loss (gain)	(60)		1,034	2,510
Segment assets	1,162		1,707
Segment liabilities	1,043		1,786
Advanced engineering [member] | External [member]
IfrsStatementLineItems [Line Items]
Revenues	1,705		1,935	1,068
Smart carts [member]
IfrsStatementLineItems [Line Items]
Revenues	3,688	[3]	750
Segment operational loss (gain)	16,001	[3]	8,128	166
Segment assets	8,791		12,424
Segment liabilities	5,187		1,438
Smart carts [member] | External [member]
IfrsStatementLineItems [Line Items]
Revenues	3,688	[3]	750
Adjustment and elimination [member]
IfrsStatementLineItems [Line Items]
Segment assets
Segment liabilities

[1]	All non-current assets are located in the state of Israel.
[2]	All revenues are generated in the state of Israel.
[3]	All revenues from the smart cart segment are generated from one customer, which is the main customer of the Company, and accounts for 40% of the Company’s revenues for the year ended December 31, 2022. Revenues from the precision metal parts and advanced engineering segments are generated from dozens of customers, which do not represent more than 10% of the total sales of the Company.